Profit Sharing and Rebates - Summary of Profit Sharing and Rebates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Profit Sharing And Rebates [abstract]
Surplus interest bonuses	€ 2	€ 4	€ 2
Profit appropriated to policyholders	21	45	29
Total	€ 23	€ 49	€ 31